                                                                John M. Richards
                                                       Assistant General Counsel
MetLife Insurance Company USA
11225 North Community House Road
Charlotte, NC 28277
                                    September 8, 2015
VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  MetLife Investors USA Variable Life Account A
     File No. 811-21851

Commissioners:

Semi-annual Reports dated June 30, 2015 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the MetLife Investors USA Variable Life Account A of MetLife Insurance Company USA pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-annual Reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-annual Reports for certain portfolios of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on N-CSRS, CIK No. 000837274, File No. 811-05583.

The Semi-annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ John M. Richards

John M. Richards, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company